(5) Geographic Information: Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	$ 333,108	$ 318,201
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	1,600,180	1,236,696
UnitedStatesOfAmericaMember
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	306,579	318,201
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	1,437,866	878,823
CaribbeanCountriesAndCommonwealthMember
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	8,391
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	155,263	351,138
OtherForeignCountriesMember
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	18,138
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	$ 7,051	$ 6,735